Shareholder Report, Line Graph (Details) 196255_Fundamentals First ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Feb. 21, 2024	Jun. 30, 2026
Fundamentals First ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Fundamentals First ETF
Accumulated Value	$ 11,279	$ 10,288	$ 10,000	$ 13,684
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value	$ 12,686	$ 11,016	$ 10,000	$ 15,519